Victory Pioneer U.S. Government Money Market Fund Expense Example - Victory Pioneer U.S. Government Money Market Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	809
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591